Presentation of Financial Statements and Summary of Significant Accounting Policies - Summary of difference between the lease obligation disclosed under IAS 17 To IFRS 16 (Detail) - BRL (R$)
R$ in Thousands
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Difference Between the Lease Obligation Disclosed Under IAS Seventeen to IFRS 16 [Line Items]
Leases payable recognized on January 1, 2019	R$ 1,833,288	R$ 1,588,673	R$ 46,066
Lease liabilities [member]
Disclosure of Difference Between the Lease Obligation Disclosed Under IAS Seventeen to IFRS 16 [Line Items]
Operating lease commitments as of December 31, 2018	1,540,994
Discounted using the incremental borrowing rate on January 1, 2019	(177,707)
Finance lease liabilities recognized as of December 31, 2018	46,066
(-) Recognition exemption for leases of low amount assets	(33,893)
(-) Recognition exemption for leases with less than 12 months of lease term at transition	(11,657)
(-) Extension options reasonably certain to be exercised
Leases payable recognized on January 1, 2019	R$ 1,363,803